Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,462,000
Previously Paid Amount	0.00
Total Fee Amount	616.20
Total Offset Amount	0.00
Net Fee	616.20
Narrative - Max Aggregate Offering Price	$ 4,462,000
Final Prospectus	true